Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment
Right-of-use assets, property assets	$ 429.0	$ 569.0
Right-of-use assets, non-property assets	13.0	24.0
Right-of-use assets	442.0	593.0
Undiscounted value of lease payments not recognised in the lease liabilities	179.0	185.0
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	1,065.0	1,795.0
Removal of discontinued UK and Europe operations		(1,313.0)
Recognition of right-of-use asset on initial application of IFRS 16		527.0
Arising on acquisitions of subsidiaries		20.0
Additions	80.0	260.0
Depreciation and impairment charge	(218.0)	(227.0)	$ (93.0)
Disposals and transfers	(41.0)	(10.0)
Effect of movements in exchange rates	7.0	13.0
Property, plant and equipment at end of year	893.0	1,065.0	1,795.0
Sublease rental income	10.8	11.0
Capital expenditures	59.0	64.0	134.0
With-profits business
Disclosure of detailed information about property, plant and equipment
Right-of-use assets	182.0	253.0
Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	1,772.0	2,614.0
Property, plant and equipment at end of year	1,772.0	1,772.0	2,614.0
Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(707.0)	(819.0)
Property, plant and equipment at end of year	(879.0)	(707.0)	(819.0)
Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	275.0	420.0
Removal of discontinued UK and Europe operations		(143.0)
Arising on acquisitions of subsidiaries		6.0
Additions	3.0	1.0
Depreciation and impairment charge	(9.0)	(9.0)
Disposals and transfers	(3.0)
Effect of movements in exchange rates	1.0
Property, plant and equipment at end of year	267.0	275.0	420.0
Group occupied property | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	351.0	525.0
Property, plant and equipment at end of year	355.0	351.0	525.0
Group occupied property | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(76.0)	(105.0)
Property, plant and equipment at end of year	(88.0)	(76.0)	(105.0)
Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	197.0	1,375.0
Removal of discontinued UK and Europe operations		(1,170.0)
Arising on acquisitions of subsidiaries		13.0
Additions	56.0	63.0
Depreciation and impairment charge	(64.0)	(77.0)
Disposals and transfers	(13.0)	(11.0)
Effect of movements in exchange rates	8.0	4.0
Property, plant and equipment at end of year	184.0	197.0	1,375.0
Capital expenditures	59.0	64.0
Tangible assets | Operating segments | US
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	2.0	5.0
Tangible assets | Operating segments | Asia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	30.0	44.0
Tangible assets | Unallocated to a segment (Other operations)
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	27.0	15.0
Tangible assets | With-profits business
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	83.0
Property, plant and equipment at end of year	72.0	83.0
Tangible assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	687.0	2,089.0
Property, plant and equipment at end of year	707.0	687.0	2,089.0
Tangible assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(490.0)	(714.0)
Property, plant and equipment at end of year	(523.0)	(490.0)	$ (714.0)
Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	593.0
Recognition of right-of-use asset on initial application of IFRS 16		527.0
Arising on acquisitions of subsidiaries		1.0
Additions	21.0	196.0
Depreciation and impairment charge	(145.0)	(141.0)
Disposals and transfers	(25.0)	1.0
Effect of movements in exchange rates	(2.0)	9.0
Property, plant and equipment at end of year	442.0	593.0
Right-of-use assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	734.0
Property, plant and equipment at end of year	710.0	734.0
Right-of-use assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(141.0)
Property, plant and equipment at end of year	$ (268.0)	$ (141.0)